UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      EILEEN M. SMILEY
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA INTERMEDIATE-TERM FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2005



[LOGO OF USAA]
   USAA(R)

                             USAA INTERMEDIATE-TERM
                                     Fund

                                        [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

                        S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
     SEPTEMBER 30, 2005                           USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    1

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              6

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

   Portfolio of Investments                                                  15

   Notes to Portfolio of Investments                                         41

   Financial Statements                                                      42

   Notes to Financial Statements                                             45

EXPENSE EXAMPLE                                                              54

ADVISORY AGREEMENT                                                           56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                    . . . WE BELIEVE MONEY MARKET AND SHORT-TERM
[PHOTO OF CHRISTOPHER W. CLAUS]       BOND INVESTORS MAY LOOK FORWARD TO HIGHER
                                             YIELDS IN THE COMING MONTHS.

                                                         "

                                                                    October 2005
--------------------------------------------------------------------------------

                 Over the years, your USAA fixed-income team has earned a reputation for repeatedly delivering "best-in-class" performance. Our portfolio managers have built their track record on a commitment to risk management, a disciplined approach to income accumulation, and strong fundamental credit analysis. In the months ahead, they will be particularly watchful for inflationary trends. Inflation is an important consideration for most fixed-income investors - specifically, whether inflation will increase, causing interest rates to spike and thereby eroding both purchasing power and investment principal.

                 I believe that we will see an uptick in inflation, largely because of increased energy and commodity prices. Inflation control is a publicly stated goal of the Federal Reserve Board (the Fed), which is likely to use monetary policy (i.e., interest rates) as a tactic. However, unless inflation rises dramatically, the Fed is expected to maintain a measured approach, raising short-term interest rates in quarter-percent increments into early 2006.

                 As a result, we believe money market and short-term bond investors may look forward to higher yields in the coming months. Even if inflation increases, we believe that short-term interest rates - and therefore, yields - could be higher than the inflation rate, which was not the case during much of the last two years when rates were at historically low levels.

                 On the longer end of the yield curve, I believe that interest rates will drift upward, with the 10-year U.S. Treasury rate reaching a range of between 4.75% and 5.00%. Although a spike seems unlikely given the confidence of fixed-income investors that the Fed can control inflation, long-term investors may see a decline in the value of their holdings.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        from the PRESIDENT

                 Remember, as interest rates rise, bond prices fall. However, lower bond prices in the near term could be somewhat offset by higher yields.

                 In this environment, we continue to pursue a threefold strategy. First, we seek to generate high current income, which is important for long-term performance. Second, we seek to limit share price volatility by positioning the portfolio at advantageous points along the yield curve. Third, we focus on credit analysis to identify opportunities in the market and determine if they offer adequate reward for their given level of risk.

                 In this environment, investors would be wise to be patient and let their money work for them. Furthermore, as yields rise, investors can make the most of the power of compounding by investing the income they receive from their investments.

                 As always, your portfolio management team will continue working hard on your behalf. We remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. From all of us here at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax. o Past performance is no guarantee of future results.

 . . . C O N T I N U E D
========================--------------------------------------------------------

 [LOGO OF LIPPER AWARDS FUND]      FIVE USAA TAX-EXEMPT MUTUAL FUNDS AWARDED THE
          USA 2005                 2005 LIPPER FUND AWARD FOR CONSISTENT RETURN

I am pleased to announce that USAA's tax-exempt bond funds continue to be recognized for the consistency of their performance through all market cycles. Recently, the tax-exempt USAA New York Bond Fund and USAA Virginia Bond Fund were named "Best Fund for Consistent Return" in their respective categories for the five-year period ending December 31, 2004. Lipper, a leading global provider of mutual fund information and analysis, also named the tax-exempt USAA Long-Term Fund, USAA California Bond Fund, and USAA Florida Tax-Free Income Fund as "Best Fund for Consistent Return" in their respective categories for the 10-year period ended December 31, 2004.

Lipper presents these awards annually to the fund in each Lipper classification that achieved the highest consistent return scores. A fund's consistent return score evaluates its risk-adjusted returns, adjusted for volatility and the strength of the fund's performance relative to peers, for the overall time periods ended December 31, 2004. Consistent return is a quantitative metric that incorporates risk-adjusted return and the strength of the fund's performance trend.

This is the third year that Lipper Fund Awards have been presented to U.S.-based mutual fund winners. The awards are given to funds in 17 countries in Asia, Europe, and the United States.

The USAA funds were chosen among 99, 43, and 22 funds in the categories of General Municipal Debt Funds, California Municipal Debt Funds, and Florida Municipal Debt Funds, respectively, for the 10-year period and among 87 and 30 New York Municipal Debt Funds and Virginia Bond Funds, respectively, for the 5-year period. Lipper Fund Awards are not intended to predict future results and Lipper does not guarantee the accuracy of this information. A detailed explanation of the Consistent Return calculation methodology is available at www.lipperleaders.com. Lipper is a leading global provider of mutual fund research.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]              [PHOTO OF REGINA G. SHAFER]
CLIFFORD A. GLADSON, CFA                    REGINA G. SHAFER, CFA
  USAA Investment Management Company          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2005, TO SEPTEMBER 30, 2005?

                 Your tax-exempt USAA Intermediate-Term Fund provided a total return of 2.63% versus an average of 1.99% for the 148 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to a 2.80% return for the Lehman Brothers Municipal Bond Index and a 2.19% return for the Lipper Intermediate Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.21%, compared to the 3.37% of the Lipper category average. A long-term realized capital gain of approximately $0.02 to $0.03 per share is currently expected to be paid to shareholders in December 2005.

WHAT WERE THE MARKET CONDITIONS?

                 Since June 2004, the Federal Reserve Board (the Fed) reversed its very accommodative monetary policy and raised the federal funds rate 11 times from 1% to 3.75%. Four of these 0.25% increases came within the six-month reporting period.

                 However, while the Fed controls short-term rates, the credit market sets longer-term rates. Longer rates have not increased significantly, indicating that bond investors expect the Fed to keep inflation in check. For example, during the last six months, the yield on a 10-year AAA general obligation (GO) bond remained virtually unchanged - down 0.20%. Over the last two years, the yield of 10-year AAA GO bonds has fluctuated in a rather narrow range. The average yield of 3.80% over this period is very close to the current yield of 3.72% on September 30, 2005.

                 REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 In the municipal market, overall credit quality is stable as state and local governments continue to see a steady increase in tax revenues.

WHAT STRATEGIES DID YOU EMPLOY?

                 We maintained a barbell structure to take advantage of higher yields in longer-term issues while seeking out shorter-term bonds that are less interest-rate sensitive that can also contribute to the Fund's dividend yield.

                 To minimize the impact of an unanticipated credit event, we rely on diversification - the Fund's assets are diversified over 500 issues, which are monitored by USAA's team of seasoned municipal analysts. In addition, in areas subject to periodic natural disasters, we typically purchase issues with bond insurance to minimize the risk to the Fund. We continue to avoid issues subject to the alternative minimum tax.

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 We think that the supply pressures on gas prices and the demand for building supplies will be offset by a slowing economy as the Fed continues to raise short-term interest rates. Consequently, we believe that as long as the credit markets have confidence in the Fed's willingness to keep inflation under control, long-term interest rates should remain near or at current levels. We plan to maintain our income orientation and to use spikes in interest rates as opportunities to produce more tax-exempt income for our shareholders.

                 We appreciate your trust and will continue to work hard on your behalf.

                 GO BOND DATA ACCORDING TO BLOOMBERG L.P.'S "MUNICIPAL INTER-MARKET YIELD HISTORY."

6

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA INTERMEDIATE-TERM FUND

--------------------------------------------------------------------------------

                        OVERALL MORNINGSTAR RATINGS(TM)
       out of 175 municipal national intermediate-term bond funds for the period ending September 30, 2005:

                                 OVERALL RATING
                                   * * * * *

     3-YEAR                          5-YEAR                         10-YEAR
   * * * * *                       * * * * *                       * * * * *
out of 175 funds                 out of 132 funds                out of 94 funds

 The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable)
   Morningstar Ratings metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.)

 . . . C O N T I N U E D
========================--------------------------------------------------------

USAA INTERMEDIATE-TERM FUND

[LOGO OF LIPPER LEADER]                                  [LOGO OF LIPPER LEADER]
     TOTAL RETURN                                           CONSISTENT RETURN

The Fund is listed as a Lipper Leader for Total Return and Consistent Return among 122 and 117 funds, respectively, within the Lipper Intermediate Municipal Debt Funds category for the overall period ending September 30, 2005. The Fund received a Lipper Leader rating for Total Return among 122, 92, and 66 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers.

LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 93 AND 49 FUNDS FOR THE FIVE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF THREE AMONG 116 FUNDS FOR THE THREE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INTERMEDIATE-TERM FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

--------------------------------------------------------------------------------
                                      9/30/05                  3/31/05
--------------------------------------------------------------------------------
Net Assets                         $2,787.0 Million        $2,696.8 Million
Net Asset Value Per Share              $13.23                  $13.16
Tax-Exempt Dividends Per Share
   Last 12 Months                      $0.557                  $0.568
Capital Gain Distributions Per
   Share Last 12 Months                $0.021                  $0.021

--------------------------------------------------------------------------------
                                      9/30/05                  3/31/05
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                9.3 Years                9.1 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/05
--------------------------------------------------------------------------------

3/31/05 TO 9/30/05                              30-Day SEC Yield
     2.63%**                                         3.35%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2005

--------------------------------------------------------------------------------
                   Total Return       =    Dividend Return    +    Price Change
--------------------------------------------------------------------------------
10 YEARS               5.53%          =         5.21%         +       0.32%
5 YEARS                5.74%          =         4.86%         +       0.88%
1 YEAR                 3.33%          =         4.22%         +      (0.89%)

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2005

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

-------------------------------------------------------------------------------------------------
                    TOTAL RETURN                    DIVIDEND RETURN         CHANGE IN SHARE PRICE
-------------------------------------------------------------------------------------------------
9/30/1996             5.43%                              5.74%                      -0.31%
9/30/1997             9.07%                              5.86%                       3.21%
9/30/1998             8.55%                              5.60%                       2.95%
9/30/1999            -1.24%                              5.01%                      -6.25%
9/30/2000             5.14%                              5.61%                      -0.47%
9/30/2001             9.67%                              5.57%                       4.10%
9/30/2002             7.13%                              5.16%                       1.97%
9/30/2003             3.93%                              4.82%                      -0.89%
9/30/2004             4.73%                              4.51%                       0.22%
9/30/2005             3.33%                              4.22%                      -0.89%

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT ILLUSTRATION
--------------------------------------------------------------------------------

To match the USAA Intermediate-Term
Fund's Dividend Return on Page 9,
and assuming marginal federal tax
rates of:                           25.00%       28.00%       33.00%       35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

                   DIVIDEND
PERIOD              RETURN
------             --------
10 Years            5.21%           6.95%        7.24%        7.78%        8.02%
5 Years             4.86%           6.48%        6.75%        7.25%        7.48%
1 Year              4.22%           5.63%        5.86%        6.30%        6.49%

To match the USAA Intermediate-Term Fund's closing 30-day SEC Yield of 3.35%,
A FULLY TAXABLE INVESTMENT
MUST PAY:                           4.47%        4.65%        5.00%        5.15%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                      LIPPER             LIPPER
              LEHMAN BROTHERS        USAA           INTERMEDIATE      INTERMEDIATE
                 MUNICIPAL       INTERMEDIATE-     MUNICIPAL DEBT    MUNICIPAL DEBT
                BOND INDEX         TERM FUND        FUNDS INDEX      FUNDS AVERAGE
              ---------------    -------------     --------------    --------------
09/30/95        $10,000.00        $10,000.00         $10,000.00        $10,000.00
10/31/95         10,145.37         10,126.02          10,094.87         10,100.09
11/30/95         10,313.92         10,259.04          10,202.36         10,214.65
12/31/95         10,412.92         10,334.62          10,267.97         10,285.82
01/31/96         10,491.60         10,392.80          10,347.70         10,363.17
02/29/96         10,420.74         10,328.91          10,315.91         10,335.53
03/31/96         10,287.61         10,230.00          10,212.12         10,222.38
04/30/96         10,258.43         10,224.82          10,194.09         10,203.51
05/31/96         10,254.53         10,224.47          10,193.93         10,209.21
06/30/96         10,366.29         10,309.93          10,257.42         10,272.27
07/31/96         10,460.08         10,410.64          10,347.76         10,362.16
08/31/96         10,457.73         10,418.62          10,351.63         10,368.89
09/30/96         10,603.88         10,542.83          10,445.59         10,462.34
10/31/96         10,723.72         10,657.95          10,547.77         10,562.34
11/30/96         10,920.15         10,821.63          10,704.35         10,715.46
12/31/96         10,874.04         10,798.32          10,675.92         10,684.33
01/31/97         10,894.62         10,823.94          10,702.55         10,709.08
02/28/97         10,994.66         10,933.12          10,783.29         10,791.68
03/31/97         10,847.99         10,823.41          10,673.28         10,683.98
04/30/97         10,938.91         10,908.20          10,728.66         10,740.53
05/31/97         11,103.56         11,042.88          10,855.20         10,867.53
06/30/97         11,221.83         11,155.36          10,955.59         10,965.49
07/31/97         11,532.63         11,438.60          11,193.17         11,202.56
08/31/97         11,424.52         11,357.38          11,106.64         11,114.54
09/30/97         11,559.99         11,498.89          11,224.18         11,229.19
10/31/97         11,634.49         11,568.03          11,277.57         11,284.39
11/30/97         11,703.01         11,642.79          11,321.54         11,330.17
12/31/97         11,873.65         11,812.69          11,466.10         11,474.55
01/31/98         11,996.09         11,916.43          11,562.91         11,572.63
02/28/98         11,999.74         11,950.36          11,568.64         11,578.74
03/31/98         12,010.42         11,969.47          11,575.97         11,584.55
04/30/98         11,956.23         11,915.13          11,522.42         11,530.49
05/31/98         12,145.37         12,081.74          11,676.98         11,694.01
06/30/98         12,193.31         12,138.45          11,716.83         11,728.85
07/31/98         12,223.79         12,164.83          11,743.77         11,752.76
08/31/98         12,412.66         12,336.95          11,913.05         11,926.04
09/30/98         12,567.41         12,481.70          12,042.06         12,056.18
10/31/98         12,567.15         12,469.20          12,045.99         12,054.29
11/30/98         12,611.18         12,505.84          12,071.98         12,079.91
12/31/98         12,642.96         12,559.50          12,110.41         12,120.83
01/31/99         12,793.28         12,665.83          12,246.13         12,259.58
02/28/99         12,737.53         12,616.14          12,180.92         12,192.14
03/31/99         12,754.98         12,617.93          12,177.98         12,184.94
04/30/99         12,786.77         12,662.77          12,211.55         12,221.35
05/31/99         12,712.78         12,589.21          12,139.28         12,148.55
06/30/99         12,529.90         12,430.74          11,974.07         11,977.42
07/31/99         12,575.49         12,474.21          12,029.79         12,032.14
08/31/99         12,474.67         12,348.51          11,974.09         11,968.03
09/30/99         12,479.88         12,326.50          11,981.38         11,972.65
10/31/99         12,344.67         12,194.81          11,897.39         11,882.14
11/30/99         12,475.97         12,312.61          11,998.28         11,988.67
12/31/99         12,382.96         12,232.14          11,944.02         11,931.97
01/31/00         12,329.04         12,151.83          11,891.46         11,873.70
02/29/00         12,472.32         12,297.04          11,983.02         11,969.82
03/31/00         12,744.82         12,512.22          12,154.63         12,145.36
04/30/00         12,669.53         12,456.28          12,103.27         12,093.41
05/31/00         12,603.62         12,408.17          12,053.05         12,039.02
06/30/00         12,937.61         12,686.68          12,301.73         12,296.10
07/31/00         13,117.63         12,835.57          12,441.40         12,437.71
08/31/00         13,319.79         12,995.34          12,595.98         12,592.65
09/30/00         13,250.49         12,960.35          12,558.82         12,554.09
10/31/00         13,395.08         13,072.37          12,663.47         12,648.26
11/30/00         13,496.42         13,152.16          12,723.70         12,709.04
12/31/00         13,829.88         13,434.77          12,979.96         12,981.27
01/31/01         13,966.92         13,560.45          13,129.70         13,121.50
02/28/01         14,011.21         13,629.89          13,172.28         13,161.69
03/31/01         14,136.78         13,739.81          13,273.11         13,266.81
04/30/01         13,983.59         13,602.48          13,153.70         13,129.09
05/31/01         14,134.17         13,746.88          13,288.74         13,261.55
06/30/01         14,228.74         13,847.45          13,371.37         13,347.70
07/31/01         14,439.50         14,037.06          13,532.49         13,510.11
08/31/01         14,677.35         14,223.78          13,736.96         13,715.81
09/30/01         14,628.11         14,214.22          13,718.34         13,694.36
10/31/01         14,802.40         14,341.70          13,849.79         13,829.67
11/30/01         14,677.61         14,253.00          13,705.73         13,683.06
12/31/01         14,538.76         14,180.37          13,602.70         13,579.51
01/31/02         14,790.94         14,358.14          13,800.17         13,778.50
02/28/02         14,969.13         14,504.78          13,954.93         13,939.52
03/31/02         14,675.79         14,277.73          13,701.12         13,686.67
04/30/02         14,962.62         14,513.73          13,967.77         13,953.86
05/31/02         15,053.54         14,588.89          14,043.12         14,031.56
06/30/02         15,212.72         14,701.09          14,186.13         14,178.43
07/31/02         15,408.37         14,862.49          14,350.48         14,350.30
08/31/02         15,593.60         14,982.86          14,482.44         14,493.41
09/30/02         15,935.14         15,231.60          14,734.80         14,765.68
10/31/02         15,670.97         15,032.79          14,511.50         14,526.92
11/30/02         15,605.84         15,004.64          14,452.42         14,462.46
12/31/02         15,935.13         15,270.64          14,738.39         14,770.97
01/31/03         15,894.75         15,241.47          14,684.86         14,702.35
02/28/03         16,116.98         15,451.12          14,888.17         14,913.28
03/31/03         16,126.62         15,461.80          14,884.08         14,905.40
04/30/03         16,233.17         15,568.66          14,978.98         15,002.74
05/31/03         16,613.27         15,864.09          15,283.57         15,305.99
06/30/03         16,542.67         15,770.75          15,211.92         15,236.51
07/31/03         15,963.79         15,338.76          14,752.45         14,767.39
08/31/03         16,082.85         15,464.06          14,862.28         14,881.05
09/30/03         16,555.69         15,829.58          15,242.98         15,256.26
10/31/03         16,472.33         15,775.46          15,169.78         15,175.42
11/30/03         16,644.01         15,926.76          15,291.00         15,306.66
12/31/03         16,781.82         16,060.95          15,381.22         15,399.00
01/31/04         16,877.95         16,121.24          15,439.08         15,453.77
02/29/04         17,131.96         16,371.07          15,655.99         15,678.00
03/31/04         17,072.30         16,283.80          15,559.48         15,569.89
04/30/04         16,667.98         15,983.30          15,234.70         15,237.37
05/31/04         16,607.54         15,952.92          15,215.25         15,218.61
06/30/04         16,667.98         16,035.90          15,252.89         15,256.79
07/31/04         16,887.33         16,206.16          15,405.57         15,408.72
08/31/04         17,225.75         16,496.17          15,659.69         15,657.38
09/30/04         17,317.19         16,579.11          15,708.63         15,706.00
10/31/04         17,466.21         16,699.51          15,793.46         15,795.88
11/30/04         17,322.14         16,546.42          15,666.36         15,662.51
12/31/04         17,533.68         16,746.95          15,819.57         15,819.21
01/31/05         17,697.55         16,889.99          15,888.11         15,888.47
02/28/05         17,638.67         16,836.13          15,820.08         15,815.98
03/31/05         17,527.43         16,692.49          15,703.17         15,691.59
04/30/05         17,803.84         16,956.07          15,909.36         15,898.67
05/31/05         17,929.67         17,076.56          16,000.00         15,982.97
06/30/05         18,040.91         17,161.14          16,078.95         16,057.48
07/31/05         17,959.37         17,065.92          15,993.22         15,973.67
08/31/05         18,140.69         17,240.14          16,130.24         16,102.79
09/30/05         18,018.50         17,135.12          16,047.43         16,018.94

                                   [END CHART]

                 DATA FROM 9/30/95 THROUGH 9/30/05.

The graph illustrates the comparison of a $10,000 investment in the USAA Intermediate-Term Fund to the following benchmarks:

                 THE BROAD-BASED LEHMAN BROTHERS MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX THAT TRACKS TOTAL RETURN PERFORMANCE FOR THE INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. ALL TAX-EXEMPT BOND FUNDS WILL FIND IT DIFFICULT TO OUTPERFORM THE LEHMAN INDEX, BECAUSE FUNDS HAVE EXPENSES.

                 THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS CATEGORY.

                 THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL INTERMEDIATE-TERM MUNICIPAL DEBT FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

               12-MONTH DIVIDEND YIELD COMPARISON

         [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA                   LIPPER INTERMEDIATE
               INTERMEDIATE-TERM              MUNICIPAL DEBT
                    FUND                      FUNDS AVERAGE
               -----------------           -------------------
9/30/1996           5.63%                         4.62%
9/30/1997           5.44                          4.47
9/30/1998           5.22                          4.21
9/30/1999           5.43                          4.32
9/30/2000           5.45                          4.41
9/30/2001           5.16                          4.11
9/30/2002           4.83                          3.66
9/30/2003           4.74                          3.37
9/30/2004           4.38                          3.34
9/30/2005           4.21                          3.37

                        [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/96 TO 9/30/05.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
---------------------------------------------------------

Escrowed Bonds                                      16.1%
General Obligation                                  13.8%
Hospital                                             9.8%
Special Assessment/Tax/Fee                           7.6%
Appropriated Debt                                    6.4%
Multifamily Housing                                  5.0%
Electric Utilities                                   4.1%
Nursing/CCRC                                         3.7%
Electric/Gas Utility                                 3.6%
Water/Sewer Utility                                  3.5%
---------------------------------------------------------

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-40.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        HIGHLIGHTS

                   PORTFOLIO RATINGS MIX
                         9/30/05

            [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                   51%
AA                                                    17%
A                                                     15%
BBB                                                   14%
Short-Term Instruments                                 2%
BB                                                     1%

                       [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to categories A and BBB account for 0.3% and 1.4%, respectively, of the Fund's investments and are included in the appropriate categories above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from La Salle National Bank, N.A. or Dexia Credit Local.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, Texas GO, or Texas Permanent School Fund.

                 (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP     Certificate of Participation

                 CP      Commercial Paper

                 EDC     Economic Development Corp.

                 ETM     Escrowed to final maturity

                 GAN     Grant Anticipation Note

                 GO      General Obligation

                 IDA     Industrial Development Authority/Agency

                 IDB     Industrial Development Board

                 IDC     Industrial Development Corp.

                 IDRB    Industrial Development Revenue Bond

                 ISD     Independent School District

                 MFH     Multifamily Housing

                 MLO     Municipal Lease Obligation

                 PCRB    Pollution Control Revenue Bond

                 PRE     Prerefunded to a date prior to maturity

                 RB      Revenue Bond

                 SAVRS   Select Auction Variable Rate Securities

                 USD     Unified School District

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (85.5%)

             ALABAMA (0.9%)
             Montgomery BMC Special Care Facilities
               Financing Auth. RB,
  $ 2,155      Series 1998B (ETM)(INS)                                                         4.88%    11/15/2018    $    2,243
      345      Series 1998B (INS)                                                              4.88     11/15/2018           355
   14,745      Series 2004B, 5.00%, 11/15/2007 (INS)                                           4.67(b)  11/15/2021        13,736
    5,000    Prattville IDB PCRB, Series 1998                                                  5.15      9/01/2013         5,298
    2,000    Univ. of Alabama at Birmingham Hospital
               RB, Series 2000A (INS)                                                          5.75      9/01/2020         2,195

             ALASKA (0.5%)
    7,650    Four Dam Pool Power Agency Electric RB,
               Series 2004A (LOC - Dexia Credit Local)                                         5.00      7/01/2021         7,927
    2,560    Housing Finance Corp. Mortgage RB,
               Series 1997A-1                                                                  5.50     12/01/2017         2,644
    3,750    North Slope Borough GO, Series 2003A (INS)                                        4.36(a)   6/30/2011         3,034

             ARIZONA (2.1%)
             Health Facilities Auth. RB,
    1,170      Series 2004A                                                                    4.50      4/01/2016         1,174
      425      Series 2004A                                                                    5.00      4/01/2017           443
    1,150      Series 2004A                                                                    4.75      4/01/2025         1,139
    2,500    Maricopa County Phoenix Union High
               School District No. 210 GO,
               Series 2005B (INS)                                                              4.50      7/01/2024         2,523
             Maricopa County RB,
    3,230      Series 1997 (PRE)                                                               6.13      4/01/2018         3,428
    1,270      Series 1997                                                                     6.13      4/01/2018         1,325
             Phoenix Civic Improvement Corp. RB,
    3,270      Series 2005B (INS)(e)                                                           4.50(b)   7/01/2024         2,475
    2,115      Series 2005B (INS)(e)                                                           4.54(b)   7/01/2025         1,591
    4,000    Pima County USD No. 1 Tucson GO (INS)                                             4.63      7/01/2013         4,237
    4,000    Pima County USD No. 1 Tucson GO (INS)                                             4.75      7/01/2014         4,248
    8,000    School Facilities Board COP,
               Series 2004B (PRE)(INS)                                                         5.25      9/01/2017         8,912
   11,210    School Facilities Board RB, Series 2002 (PRE)                                     5.25      7/01/2017        12,348
   10,700    State Transportation Board Highway RB,
               Series 2004B                                                                    5.00      7/01/2020        11,438
    2,535    State Univ. COP (MLO), Series 2005-A (INS)                                        5.00      9/01/2024         2,680

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ARKANSAS (0.3%)
  $ 2,500    Independence County PCRB, Series 2005                                             5.00%     1/01/2021    $    2,548
    2,565    Little Rock Capital Improvement RB,
               Series 1998A                                                                    5.70      1/01/2018         2,670
    2,540    Springdale Sales and Use Tax RB,
               Series 2004 (INS)                                                               4.00      7/01/2016         2,571

             CALIFORNIA (7.9%)
             Foothill/Eastern Transportation Corridor
               Agency RB,
   10,000      Series 1995A (ETM)                                                              7.05      1/01/2010        11,568
   15,000      Series 1995A (PRE)                                                              7.10      1/01/2011        17,646
    9,085      Series 1995A (PRE)                                                              7.15      1/01/2013        10,705
             Golden State Tobacco Securitization Corp. RB
               (State Appropriation Enhanced),
    5,000      Series B (PRE)                                                                  5.38      6/01/2017         5,084
    3,000      Series B (PRE)                                                                  5.50      6/01/2018         3,122
    6,000    Los Angeles USD GO, Series 2003A (INS)                                            5.25      7/01/2019         6,550
             Modesto Irrigation District COP,
    3,320      Series 1999A (INS)                                                              5.64(a)   7/01/2017         1,880
    3,325      Series 1999A (INS)                                                              5.69(a)   7/01/2018         1,777
    4,000    Oakland Redevelopment Agency
               Subordinated Tax Allocation Bonds,
               Series 2005 (INS)                                                               5.00      9/01/2022         4,239
    5,000    Public Works Board RB (MLO), Series 2003C                                         5.50      6/01/2019         5,487
             San Joaquin Hills Transportation Corridor
               Agency Senior Lien RB,
    8,305      Series 1993 (ETM)                                                               7.40      1/01/2006         8,402
    5,000      Series 1993 (ETM)                                                               7.40      1/01/2007         5,278
   16,795      Series 1993 (ETM)                                                               7.45      1/01/2008        18,455
    4,780    San Jose MFH RB, Series 1992A                                                     4.95      4/01/2012         4,918
   11,140    San Jose Redevelopment Agency RB,
               Series 2005A (INS)                                                              5.00      8/01/2020        11,893
    2,175    Semitropic Improvement District Water
               Banking RB, Series 2004A (INS)                                                  5.25     12/01/2018         2,358
             State Department Water Resources Water
               System RB,
   10,000      Series AC (INS)                                                                 5.00     12/01/2023        10,591
    3,000      Series X (INS)                                                                  5.50     12/01/2016         3,436
             State Department Water Resources Power
               Supply RB,
   15,000      Series 2002A (INS)(f)                                                           5.50      5/01/2016        16,675

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 7,000      Series 2002A (INS)                                                              5.38%     5/01/2017    $    7,651
    3,000    State Economic Recovery GO, Series 2004A (INS)                                    5.25      7/01/2014         3,341
   15,000    State GO                                                                          5.00      4/01/2011        16,102
   20,000    State GO                                                                          5.00     12/01/2015        21,523
   10,000    State GO                                                                          5.00      5/01/2025        10,469
    1,245    State Systemwide Univ. RB, Series 2002A (INS)                                     5.50     11/01/2015         1,389
             Univ. of California RB,
    3,500      Series 2003A (INS)                                                              5.13      5/15/2016         3,797
    5,000      Series 2004A (INS)                                                              5.00      5/15/2021         5,308

             COLORADO (1.4%)
             Adams County PCRB,
    5,000      Series 1999 (INS)                                                               5.10      1/01/2019         5,337
    8,500      Series 2005A (INS)                                                              4.38      9/01/2017         8,644
             Arapahoe County School District No. 6 GO,
    2,000      Series 2002 (INS)                                                               5.25     12/01/2018         2,190
    2,585      Series 2002 (INS)                                                               5.25     12/01/2019         2,831
    2,000      Series 2002 (INS)                                                               5.25     12/01/2020         2,172
    2,000      Series 2002 (INS)                                                               5.25     12/01/2021         2,173
             Denver Health and Hospital Auth.
               Healthcare RB,
    1,000      Series 1998A                                                                    5.20     12/01/2012         1,036
      635      Series 1998A                                                                    5.25     12/01/2013           656
    2,200      Series 1998A                                                                    5.38     12/01/2018         2,270
    2,400      Series 2001A                                                                    6.25     12/01/2016         2,638
             Douglas County School District No. RE1 GO,
    1,310      Series 2004 (INS)                                                               5.75     12/15/2015         1,503
    1,000      Series 2004 (INS)                                                               5.75     12/15/2016         1,144
    2,250    Jefferson County School District No. R-1 GO,
               Series 2004 (INS)                                                               5.00     12/15/2024         2,380
             Pueblo School District No. 60 GO,
    2,000      Series 2002 (INS)                                                               5.25     12/15/2017         2,191
    2,140      Series 2002 (INS)                                                               5.25     12/15/2020         2,326

             CONNECTICUT (1.9%)
             Mashantucket (Western) Pequot Tribe RB,
    4,960      Series 1996A (PRE)(d)                                                           6.40      9/01/2011         5,268
   10,780      Series 1996A(d)                                                                 6.40      9/01/2011        11,244
    1,000      Series 1997B(d)                                                                 5.60      9/01/2009         1,058
    4,400      Series 1997B(d)                                                                 5.70      9/01/2012         4,644
   16,500      Series 1997B(d)                                                                 5.75      9/01/2018        17,204

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             State GO,
  $ 3,000      Series 2001D (PRE)                                                              5.13%    11/15/2015    $    3,260
    3,000      Series 2003A                                                                    5.00      4/15/2018         3,221
    4,180      Series 2003E (INS)                                                              5.00      8/15/2019         4,467
    2,000      Series 2003E (INS)                                                              5.00      8/15/2020         2,130

             DELAWARE (0.4%)
             Health Facilities Auth. RB,
    1,495      Series 2002A (INS)                                                              4.80      5/01/2017         1,531
    1,830      Series 2002A (INS)                                                              4.90      5/01/2018         1,880
    1,000      Series 2002A (INS)                                                              5.00      5/01/2019         1,032
    1,515      Series 2002A (INS)                                                              5.05      5/01/2020         1,565
             Municipal Electric Corp. RB,
    1,010      Series 2001 (INS)                                                               5.25      7/01/2013         1,098
    1,460      Series 2001 (INS)                                                               5.25      7/01/2017         1,582
    1,580      Series 2001 (INS)                                                               5.25      7/01/2018         1,712

             DISTRICT OF COLUMBIA (1.8%)
   30,000    Convention Center Auth. RB, Series 1998 (INS)(f)                                  5.00     10/01/2018        31,608
             GO,
    3,870      Series 1994A-3                                                                  5.50      6/01/2006         3,930
      810      Series 2001E                                                                    5.75      6/01/2006           812
    2,405    Metropolitan Airport Auth. RB, Series B (INS)                                     5.25     10/01/2016         2,607
             RB,
    4,560      Series 1999 (PRE)(INS)                                                          6.20      7/01/2019         5,106
    6,000      Series 1999A (INS)                                                              5.00      1/01/2019         6,363

             FLORIDA (3.3%)
             Broward County COP (MLO),
   11,355      Series 2005A (INS)                                                              5.00      7/01/2023        11,987
    4,420      Series 2005A (INS)                                                              5.00      7/01/2024         4,659
    3,710      Series 2005A (INS)                                                              5.00      7/01/2025         3,907
    1,340    Clay County Development Auth. IDRB,
               Series 2002                                                                     3.95      3/01/2011         1,366
             Dade County RB,
    7,905      Series 1996B (INS)                                                              6.00(a)  10/01/2011         6,178
    8,610      Series 1996B (INS)                                                              6.10(a)  10/01/2012         6,308
    8,760      Series 1996B (PRE)(INS)                                                         6.20(a)  10/01/2013         6,092
    7,500    Escambia County Health Facilities RB,
               Series 2003A (Ascension Health Credit)                                          5.25     11/15/2014         8,198
    3,000    Hillsborough County School Board COP,
               Series 2004A                                                                    5.25      7/01/2017         3,347

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 3,700    Jacksonville Economic Development
               Commission IDRB, Series 2002                                                    4.00%     3/01/2011    $    3,753
    3,305    Miami Beach Health Facilities Auth.
               Hospital RB, Series 2001A                                                       6.13     11/15/2011         3,586
             Miami Dade County RB,
    2,345      Series 2005A, 5.00%, 10/01/2013 (INS)                                           4.54(b)  10/01/2024         1,638
    3,670      Series 2005A, 5.00%, 10/01/2013 (INS)                                           4.57(b)  10/01/2025         2,552
             Miami Dade County Stormwater Utility RB,
    1,670      Series 2004 (INS)                                                               5.00      4/01/2022         1,776
    2,805      Series 2004 (INS)                                                               5.00      4/01/2023         2,976
    2,750    Osceola County Transportation Improvement RB,
               Series 2004 (INS)                                                               5.00      4/01/2016         2,972
    7,450    Palm Beach County Health Facilities Auth. RB,
               Series 2002 (INS)                                                               5.00     12/01/2021         7,721
             Palm Beach County Public Improvement RB,
    3,000      Series 2005A (INS)                                                              5.00      6/01/2024         3,168
    2,500      Series 2005A (INS)                                                              5.00      6/01/2025         2,638
             Palm Beach County School Board COP (MLO),
    2,000      Series 2002D (INS)                                                              5.25      8/01/2017         2,177
    1,500      Series 2002D (INS)                                                              5.25      8/01/2018         1,633
    1,000      Series 2005A (INS)                                                              5.00      8/01/2022         1,061
             Tampa Bay Water Utility System RB,
    2,035      Series 2004 (INS)                                                               5.25     10/01/2018         2,288
    1,000      Series 2004 (INS)                                                               5.25     10/01/2019         1,125

             GEORGIA (0.4%)
    5,000    Coweta County Development Auth. PCRB,
               Second Series 2001 (INS)                                                        4.35      9/01/2018         5,053
    5,000    Savannah Hospital Auth. Candler Health
               Systems RB, Series 1998B (INS)                                                  5.00      7/01/2018         5,244

             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB,
               Series 1997B                                                                    5.45      7/01/2017         5,162

             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998 (PRE)                                     5.25      5/01/2014         1,046
    1,000    Univ. of Idaho RB, Series 2003 (INS)                                              4.75      4/01/2022         1,032

             ILLINOIS (5.2%)
             Channahon Tax Increment RB,
    1,705      Series 2000                                                                     6.25      1/01/2010         1,803

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 6,040      Series 2000                                                                     6.88%     1/01/2020    $    6,628
   29,925    Chicago School Board GO, Series 1999A (INS)                                       4.82(a)  12/01/2013        21,549
    5,000    Chicago Special Assessment Improvement
               Bonds, Series 2002 (Lakeshore East Project)                                     6.63     12/01/2022         5,458
    2,000    Chicago Water Senior Lien RB,
               Series 2001 (PRE)                                                               5.00     11/01/2019         2,170
    2,170    Chicago-O'Hare International Airport RB,
               Series 2001B (INS)                                                              5.50      1/01/2014         2,380
    7,460    Cook County Forest Preserve District GO,
               Series 1996 (PRE)(INS)                                                          5.80     11/01/2016         7,764
   10,500    Finance Auth. RB, Series 2004 (INS)                                               5.00     11/15/2023        10,993
             Health Facilities Auth. RB,
    5,000      Series 1996A (Riverside Medical Center)                                         6.00     11/15/2015         5,186
    1,000      Series 1998 (Centegra Health System)                                            5.25      9/01/2013         1,038
    2,000      Series 1998 (Centegra Health System)                                            5.25      9/01/2014         2,071
    2,500      Series 1998 (Centegra Health System)                                            5.25      9/01/2018         2,573
   10,000      Series 1998A (Hospital Sisters
               Services, Inc.) (INS)                                                           5.00      6/01/2018        10,447
    4,250      Series 2000 (Riverside Medical Center) (PRE)                                    6.80     11/15/2020         4,942
    3,000      Series 2001A (Edward Hospital) (INS)                                            5.00      2/15/2020         3,126
    8,050    Lake County Community Unit School
               District GO, Series 1999B (INS)                                                 5.13(a)  12/01/2016         4,951
             Metropolitan Pier and Exposition Auth. RB,
    2,500      Series 2002B, 5.20%, 6/15/2012 (INS)                                            5.20(b)   6/15/2017         1,940
    2,500      Series 2002B, 5.30%, 6/15/2012 (INS)                                            5.30(b)   6/15/2018         1,950
    4,000      Series 2002B, 5.40%, 6/15/2012 (INS)                                            5.40(b)   6/15/2019         3,120
    4,735    Northern Illinios Univ. Auxiliary Facilities
               System RB, Series 2001 (INS)                                                    4.88      4/01/2018         4,955
             Univ. of Illinois COP,
    5,820      Series 1999 (PRE)(INS)                                                          5.25      8/15/2015         6,302
    4,000      Series 1999 (PRE)(INS)                                                          5.25      8/15/2016         4,331
    7,815      Series 2001A (PRE)(INS)                                                         5.00      8/15/2020         8,469
    5,625    Village of Hodgkins Tax Increment RB,
               Series 2003B                                                                    5.50     12/01/2013         5,644
             Will County Forest Preserve District GO,
   14,070      Series 1999B (INS)                                                              5.40(a)  12/01/2017         8,265
    2,500      Series 2005A (INS)                                                              5.00     12/15/2023         2,647
    5,000      Series 2005A (INS)                                                              5.00     12/15/2024         5,284

             INDIANA (2.1%)
    7,465    Bond Bank State Revolving Fund RB,
               Series 2000A                                                                    5.50      8/01/2016         8,181

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             Health Facility Financing Auth. RB,
  $ 1,400      Series 1998 (Floyd Memorial Hospital)                                           5.25%     2/15/2018    $    1,442
    5,000      Series 1999A (Sisters St. Francis) (INS)                                        5.15     11/01/2019         5,291
    6,000    Indianapolis Economic Development RB,
               Series 1996                                                                     6.05      1/15/2010         6,385
             Municipal Power Agency Power Supply
               Systems RB,
    4,950      Series 2002B (INS)                                                              5.25      1/01/2017         5,368
    2,100      Series 2002B (INS)                                                              5.25      1/01/2018         2,274
    1,150    St. Joseph County Economic Development RB,
               Series 1997                                                                     5.45      2/15/2017         1,175
    7,260    St. Joseph County Hospital Auth. RB,
               Series 1999                                                                     5.75      2/15/2019         7,574
    7,110    Transportation Finance Auth. Highway RB (MLO),
               Series 2003A (PRE)(INS)                                                         5.25      6/01/2017         7,876
   11,000    Univ. of Southern Indiana RB,
               Series 2001A (INS)                                                              5.00     10/01/2018        11,754

             IOWA (0.6%)
    5,500    Finance Auth. RB, Series 1998A (PRE)(INS)                                         5.25      7/01/2015         5,905
    3,280    Higher Education Loan Auth. RB,
               Series 1995 (PRE)(INS)                                                          6.13     10/01/2016         3,346
    7,950    Marion County Commercial Development RB,
               Series 1999 (INS)                                                               5.95      1/01/2014         8,286

             KANSAS (0.2%)
             Wyandotte County Special Obligation RB,
    2,000      2nd Lien Series 2005                                                            4.75     12/01/2016         2,043
    4,000      2nd Lien Series 2005                                                            5.00     12/01/2020         4,110

             LOUISIANA (3.1%)
    1,555    Jefferson Sales Tax District RB,
               Series 2005 (INS)                                                               5.00     12/01/2022         1,630
             Local Government Environmental Facilities
               and Community Development Auth. RB,
    2,150      Series 2002 (INS)                                                               5.25     12/01/2015         2,326
    2,260      Series 2002 (INS)                                                               5.25     12/01/2016         2,439
    2,355      Series 2002 (INS)                                                               5.25     12/01/2017         2,538
    7,000    New Orleans GO RB, Series 2002 (INS)                                              5.13      9/01/2021         7,299
    2,000    Office Facilities Corp. RB, Series 2003 (INS)                                     5.25     11/01/2018         2,153
    6,825    Office Facilities Corp. RB (MLO),
               Series 2001 (INS)                                                               5.38      5/01/2018         7,422

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 5,175    Offshore Terminal Auth. RB, Series 1998                                           5.20%    10/01/2018    $    5,233
             Orleans Levee District RB,
    5,535      Series 1986 (INS)                                                               5.95     11/01/2014         5,717
    5,700      Series 1986 (INS)                                                               5.95     11/01/2015         5,886
    7,015      Series A (INS)                                                                  5.95     11/01/2010         7,256
    9,000    Plaquemines Port, Harbor, and Terminal
               District RB, Series 1985C                                                       5.00      9/01/2007         9,033
      485    Public Facilities Auth. RB, Series 1997B                                          5.63      8/01/2017           504
    4,450    St. Martin Parish IDRB, Series 2004                                               4.35     10/01/2012         4,465
    3,955    St. Tammany Parish Hospital Service
               District No. 1 RB, Series 1998 (INS)                                            5.00      7/01/2018         3,914
             Transportation Auth. RB,
    9,450      Series 2005A (INS)                                                              4.38     12/01/2023         9,195
    9,615      Series 2005A (INS)                                                              4.38     12/01/2024         9,323

             MAINE (0.1%)
    1,870    Housing Auth. RB, Series 2001A                                                    5.35     11/15/2021         1,942
    1,500    Jay PCRB, Series 2004A                                                            4.85      5/01/2019         1,510
      500    Municipal Bond Bank RB, Series 2004C                                              5.00     11/01/2020           534

             MARYLAND (1.0%)
   10,000    Anne Arundel County PCRB, Series 1984                                             4.10      7/01/2014         9,920
             Community Development Administration RB,
   12,705      1997 First Series                                                               5.60      4/01/2018        13,118
    5,020      Series 1996A                                                                    5.88      7/01/2016         5,180

             MASSACHUSETTS (2.3%)
             Commonwealth GO,
    4,500      Series 2002B (PRE)(INS)                                                         5.50      3/01/2018         4,976
    7,775      Series 2002D (PRE)(INS)                                                         5.38      8/01/2021         8,569
    5,000      Series 2003D (PRE)                                                              5.25     10/01/2020         5,494
    3,420    Commonwealth RB, Series 2005A (INS)                                               5.00      6/01/2023         3,623
    5,105    Federal Highway GAN, Series 2000A                                                 5.75      6/15/2015         5,623
             Massachusetts Bay Transportation Auth.
               Assessment Bonds,
    1,500      Series 2004A                                                                    5.25      7/01/2014         1,666
    1,000      Series 2004A (PRE)                                                              5.25      7/01/2015         1,112
    1,550      Series 2004A (PRE)                                                              5.25      7/01/2016         1,724
             Massachusetts Bay Transportation Auth. RB,
    5,000      Series 2003C                                                                    5.25      7/01/2018         5,611
    3,000      Series 2003C                                                                    5.25      7/01/2019         3,368

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             Port Auth. RB,
  $ 5,000      Series 2005-C (INS)                                                             5.00%     7/01/2024    $    5,278
    2,280      Series 2005-C (INS)                                                             5.00      7/01/2025         2,401
    3,215    Springfield GO, Series 2003 (INS)                                                 5.25      1/15/2019         3,514
   10,000    State School Building Auth. RB,
               Series 2005A (INS)                                                              5.00      8/15/2024        10,603

             MICHIGAN (1.7%)
    6,620    Detroit Building Auth. RB (MLO),
               Series 1996A (LOC - Comerica Bank, N.A.)                                        6.15      2/01/2011         6,760
    4,000    Detroit Downtown Development Auth.
               Bond, Series 1998C (INS)                                                        5.00      7/01/2018         4,173
   25,000    Dickinson County EDC PCRB, Series 2004A                                           4.80     11/01/2018        25,041
    2,390    Higher Education Facilities Auth. RB,
               Series 1998                                                                     5.35      6/01/2013         2,497
             Hospital Finance Auth. RB,
    5,000      Series 1995A (Genesys Health System) (PRE)                                      7.50     10/01/2007         5,101
      100      Series 1996 (Central Michigan Hospital)                                         6.00     10/01/2005           100
      150      Series 1996 (Central Michigan Hospital)                                         6.10     10/01/2006           153
      160      Series 1996 (Central Michigan Hospital)                                         6.20     10/01/2007           166
    2,250      Series 1996 (Central Michigan Hospital)                                         6.25     10/01/2016         2,316
    1,500    Kent Hospital Finance Auth. RB,
               Series 2005A (Metropolitan Hospital)                                            5.50      7/01/2020         1,579

             MINNESOTA (1.8%)
   18,015    Cohasset PCRB, Series 2004                                                        4.95      7/01/2022        18,222
       40    Housing Finance Agency RB, Series 1997G                                           6.00      1/01/2018            41
    3,000    Municipal Power Agency Electric RB,
               Series 2005                                                                     4.38     10/01/2025         2,908
    9,095    South St. Paul Hospital Facility RB,
               Series 1994                                                                     6.75     11/01/2009         9,215
             St. Paul Hospital RB,
    4,000      Series 1997A                                                                    5.70     11/01/2015         4,130
    1,500      Series 1997B                                                                    5.85     11/01/2017         1,551
    7,680      Series 2005                                                                     5.15     11/15/2020         7,753
    5,260    Washington County Hospital Facility RB,
               Series 1998                                                                     5.38     11/15/2018         5,350

             MISSISSIPPI (1.1%)
   19,850    Hospital Equipment and Facilities Auth. RB,
               Series 2000 (PRE)                                                               6.35     12/01/2015        20,434

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 1,500    Lincoln County Hospital RB, Series 1998B (INS)                                    5.50%     4/01/2018    $    1,583
    6,890    Union County Hospital RB, Series 1997 (ETM)                                       5.50      3/01/2009         7,397

             MISSOURI (0.3%)
    2,000    Development Finance Board Infrastructure
               Facilities RB, Series 2005A                                                     4.75      6/01/2025         1,970
    1,500    Health and Educational Facilities Auth. RB,
               Series 1997                                                                     5.75      2/01/2017         1,557
    5,000    State Environmental Improvement and
               Energy Resources Auth. RB, Series 1993                                          4.00      1/02/2012         5,054

             MONTANA (0.1%)
    2,450    Health Facilities Auth. RB, Series 1996                                           6.38      6/01/2018         2,518

             NEBRASKA (0.6%)
             Investment Finance Auth. Hospital RB,
      620      Series 1997 (INS)                                                               5.30     11/15/2012           643
    2,000      Series 1997 (INS)                                                               5.45     11/15/2017         2,064
             Platte County Hospital Auth. No. 1 Hospital RB,
      500      Series 2000 (INS)                                                               5.50      5/01/2010           538
      500      Series 2000 (INS)                                                               5.55      5/01/2011           541
      500      Series 2000 (INS)                                                               5.65      5/01/2012           541
      500      Series 2000 (INS)                                                               5.75      5/01/2013           539
      500      Series 2000 (INS)                                                               5.90      5/01/2015           544
    3,500      Series 2000 (INS)                                                               6.05      5/01/2020         3,834
             Public Power District RB,
    2,790      Series 2005A (INS)                                                              5.00      1/01/2023         2,957
    1,710      Series 2005A (INS)                                                              5.00      1/01/2024         1,809
    3,500    Scotts Bluff County Hospital Auth. RB,
               Series 1998                                                                     5.13     11/15/2019         3,606

             NEVADA (0.4%)
    5,000    Clark County Airport System Subordinate
               Lien RB, Series 2001B (PRE)(INS)                                                5.25      7/01/2019         5,481
    1,000    Clark County Flood Control GO,
               Series 1998 (INS)                                                               4.50     11/01/2016         1,021
    6,040    Department of Business and Industry RB,
               Series 2000 (Las Vegas Monorail) (INS)                                          5.76(a)   1/01/2017         3,656
    2,000    Reno Hospital RB, Series 1998A (INS)                                              5.00      5/15/2018         2,091

             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth. PCRB, Series 1992A                                         5.85     12/01/2022         5,233

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             NEW JERSEY (1.2%)
  $ 6,150    Camden County Improvement Auth. RB,
               Series 1997                                                                     5.88%     2/15/2015    $    6,378
             Economic Development Auth. RB,
    2,000      Series 1997A                                                                    5.75     12/01/2016         2,054
   13,500      Series 2004                                                                     5.50      6/15/2024        14,166
    5,000      Series 2004A (INS)                                                              5.00      7/01/2022         5,303
    5,000    State Transport Trust Fund Auth. RB,
               Series 2004A (PRE)(INS)                                                         5.25      6/15/2019         5,563

             NEW MEXICO (0.4%)
             Jicarilla Apache Nation RB,
    4,890      Series 2002A(d)                                                                 5.00      9/01/2018         5,081
    3,250      Series 2002A(d)                                                                 5.50      9/01/2023         3,458
    4,000    Sandoval County Incentive Payment RB,
               Series 2005                                                                     4.38      6/01/2020         3,938

             NEW YORK (13.6%)
    7,000    Dormitory Auth. Lease RB (MLO), Court Facilities,
               Series 2003A (PRE)                                                              5.50      5/15/2019         7,852
             Dormitory Auth. RB,
   12,560      Series 1998G (Northern General
               Hospital) (ETM)                                                                 5.30      2/15/2019        13,293
    3,975      Series 2002                                                                     5.05      2/01/2022         4,198
    1,500      Series 2003A                                                                    5.25      7/01/2013         1,639
    5,000      Series 2003A (PRE)                                                              5.38      3/15/2018         5,594
    5,000      Series 2003A (PRE)                                                              5.38      3/15/2019         5,594
    2,000      Series 2003A (PRE)                                                              5.38      3/15/2022         2,237
    5,000      Series 2004A (INS)                                                              5.25      2/15/2014         5,489
    1,000      Series 2005                                                                     5.00     11/01/2014         1,064
   13,250      Series 2005 (INS)                                                               5.00      2/01/2022        14,045
    6,000    Dormitory Auth. RB, Bronx-Lebanon
               Hospital Center, Series 1998E                                                   5.20      2/15/2015         6,250
             Dormitory Auth. RB, Brookdale Hospital,
    5,000      Series 1998J                                                                    5.20      2/15/2015         5,208
    4,000      Series 1998J                                                                    5.20      2/15/2016         4,160
    4,760      Series 1998J                                                                    5.30      2/15/2017         4,959
             Dormitory Auth. RB, Department of Health,
    4,680      Series 2004                                                                     5.00      7/01/2017         4,974
    3,205      Series 2004                                                                     5.00      7/01/2018         3,392
    4,960      Series 2004                                                                     5.00      7/01/2019         5,235

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 5,420    Dormitory Auth. RB, Kateri Residence
               (LOC - Allied Irish Banks plc)                                                  4.40%     7/01/2016    $    5,534
             Dormitory Auth. RB, Mental Health,
    1,430      Series 1997A (PRE)                                                              5.75      2/15/2010         1,511
      620      Series 1997A                                                                    5.75      2/15/2010           652
    1,390      Series 1997A (PRE)                                                              5.75      2/15/2011         1,468
      605      Series 1997A                                                                    5.75      2/15/2011           636
    1,395      Series 1997A (PRE)                                                              5.75      2/15/2012         1,474
      600      Series 1997A                                                                    5.75      2/15/2012           631
       15      Series 1997B (PRE)                                                              5.75      2/15/2010            16
    2,445      Series 1997B                                                                    5.75      2/15/2010         2,566
       25      Series 1997B (PRE)                                                              5.75      2/15/2012            26
    4,025      Series 1997B                                                                    5.75      2/15/2012         4,225
       60      Series 1997B (PRE)                                                              5.50      8/15/2017            63
    4,615      Series 1997B                                                                    5.50      8/15/2017         4,833
             Dormitory Auth. RB, New York City Univ.,
    5,500      1993 Series A                                                                   5.75      7/01/2013         6,146
    3,550      1996 Series 2 (PRE)                                                             6.00      7/01/2009         3,704
    1,450      1996 Series 2                                                                   6.00      7/01/2009         1,510
    1,250      1996 Series 2 (PRE)                                                             6.00      7/01/2010         1,304
      510      1996 Series 2                                                                   6.00      7/01/2010           531
             Dormitory Auth. RB, State Univ.,
   14,120      Series 1996 (PRE)                                                               5.75      5/15/2013        14,656
    7,000      Series 1996 (PRE)                                                               5.75      5/15/2016         7,266
             Dormitory Auth. RB, Upstate Community
               Colleges,
    1,085      Series 1999A (PRE)                                                              5.00      7/01/2019         1,166
    1,915      Series 1999A                                                                    5.00      7/01/2019         1,980
    1,500      Series 2004B                                                                    5.25      7/01/2015         1,634
    2,005      Series 2004B                                                                    5.25      7/01/2016         2,175
    2,000      Series 2004B                                                                    5.25      7/01/2017         2,164
             East Rochester Housing Auth. RB,
    4,380      Series 2002 (Jewish Home) (NBGA)                                                4.05      2/15/2012         4,489
    2,000      Series 2002 (Jewish Home) (NBGA)                                                4.63      2/15/2017         2,075
    4,000      Series 2002A (St. Mary's Residence) (NBGA)                                      3.75     12/20/2012         3,997
    7,500    Energy Research and Development Auth. PCRB,
               Series 1985A (INS)                                                              4.10      3/15/2015         7,553
    2,500    Environmental Facilities Corp. State Personal
               Income Tax RB, Series 2004A (INS)                                               5.00     12/15/2023         2,648
             Housing Finance Agency Service Contract
               Obligation RB,
    1,450      Series 1995A (PRE)                                                              6.25      9/15/2010         1,525

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $   825      Series 1995A                                                                    6.25%     9/15/2010    $      853
      885      Series 1996A (PRE)                                                              6.00      9/15/2016           953
    3,340      Series A-2003 (PRE)                                                             6.00      9/15/2016         3,502
      195      Series A-2003                                                                   6.00      9/15/2016           204
    3,000    Long Island Power Auth. Electric Systems RB,
               Series 2003B                                                                    5.25      6/01/2014         3,295
    8,950    Nassau County Interim Finance Auth. Bonds,
               Series 2000A (PRE)(INS)                                                         4.75     11/15/2010         9,062
             New York City GO,
   10,000      Series 1996G (PRE)                                                              5.75      2/01/2010        10,248
    3,300      Series 1997I (PRE)                                                              6.00      4/15/2012         3,483
    1,700      Series 1997I                                                                    6.00      4/15/2012         1,785
    5,000      Series 2002G                                                                    5.63      8/01/2015         5,543
   10,000      Series 2002G                                                                    5.75      8/01/2016        11,116
   26,625      Series 2003C                                                                    5.50      8/01/2015        29,058
    5,000      Series 2003D                                                                    5.25     10/15/2019         5,343
    6,000      Series 2004G                                                                    5.25      8/01/2015         6,506
             New York City IDA Civic Facility RB,
    2,085      Series 2004A-1 (INS)                                                            3.05      7/01/2009         2,042
    2,175      Series 2004A-1 (INS)                                                            4.15      7/01/2014         2,158
    1,050      Series 2004A-1 (INS)                                                            4.75      7/01/2019         1,065
             New York City Municipal Water Finance
               Auth. RB,
    3,000      Series 2004B                                                                    5.00      6/15/2019         3,197
   10,000      Series A                                                                        5.38      6/15/2017        10,971
             New York City Transitional Finance Auth. RB,
    5,000      Series 2002C (INS)                                                              5.25      8/01/2019         5,469
    3,000      Series 2004B                                                                    5.25      8/01/2018         3,277
    6,740      Series 2004D-1                                                                  5.00     11/01/2017         7,238
   20,000    Sales Tax Asset Receivable Corp. RB,
               Series 2004A (INS)                                                              5.00     10/15/2023        21,294
             Thruway Auth. RB,
    9,615      Series 2002A (PRE)(INS)                                                         5.25      4/01/2015        10,619
    6,000      Series 2002A (PRE)(INS)                                                         5.25      4/01/2016         6,626
    5,900      Series 2004B (INS)                                                              5.00      4/01/2017         6,341
   11,000    Tobacco Settlement Financing Corp.
               Asset-Backed RB, Series 2003B-1C                                                5.50      6/01/2018        12,034
             Urban Development Corp. RB,
    1,000      Series 2004A                                                                    5.13      7/01/2018         1,071
    8,560      Series B (PRE)(INS)                                                             5.25      3/15/2017         9,507

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             NORTH CAROLINA (1.4%)
             Eastern Municipal Power Agency RB,
  $ 6,000      Series 2003A                                                                    5.50%     1/01/2012    $    6,502
    4,885      Series F                                                                        5.50      1/01/2015         5,242
    1,830      Series F                                                                        5.50      1/01/2016         1,956
    1,000      Series F                                                                        5.50      1/01/2017         1,065
             Infrastructure Finance Corp. COP (MLO),
    2,400      Series 2004A                                                                    5.00      2/01/2017         2,557
    5,000      Series 2005A                                                                    5.00      2/01/2023         5,265
    5,000    Municipal Power Agency No. 1 RB,
               Series 2003A                                                                    5.50      1/01/2013         5,496
    4,000    Wake County Industrial Facilities PCRB,
               Series 2002                                                                     5.38      2/01/2017         4,270
    5,610    Wilmington COP, Series 2005A (INS)                                                5.00      6/01/2025         5,892

             NORTH DAKOTA (0.1%)
    1,000    Grand Forks Sales Tax RB,
               Series 2005A (Alerus Project) (INS)                                             5.00     12/15/2022         1,066
    2,510    State Water Commission RB, Series 2005B (INS)                                     5.00      8/01/2023         2,665

             OHIO (0.8%)
    2,400    Fairview Park GO, Series 2005 (INS)                                               4.13     12/01/2020         2,373
    4,000    Franklin County Development RB,
               Series 1999                                                                     5.80     10/01/2014         4,285
    2,650    Franklin County Health Care Facilities RB,
               Series 1997                                                                     5.50      7/01/2017         2,725
   10,000    Hamilton Electric System RB,
               Series 2002A (INS)                                                              4.65     10/15/2022        10,162
    1,485    Housing Finance Agency Residential
               Mortgage RB, Series 2001D (NBGA)                                                5.10      9/01/2017         1,511
    1,000    State Univ. General Receipt Bonds,
               Series 2003B                                                                    5.25      6/01/2017         1,095

             OKLAHOMA (0.4%)
    1,500    Building Bonds Commission GO,
               Series 2003A (INS)                                                              5.00      7/15/2018         1,619
             Holdenville Industrial Auth. RB,
    1,650      Series 1995 (PRE)                                                               6.60      7/01/2010         1,728
    3,250      Series 1995 (PRE)                                                               6.70      7/01/2015         3,406
             Valley View Hospital Auth. RB,
      675      Series 1996                                                                     5.75      8/15/2006           690
    2,695      Series 1996                                                                     6.00      8/15/2014         2,791

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             OREGON (0.1%)
  $ 2,000    Department of Administrative Services RB (INS)                                    5.00%     9/01/2013    $    2,182

             PENNSYLVANIA (2.0%)
   16,300    Allegheny County IDA RB, Series 1998                                              4.75     12/01/2032        17,117
    5,500    Higher Educational Facility Auth. RB,
               Series 1999A (INS)                                                              5.25      8/01/2014         5,897
             Montgomery County IDA RB,
   10,000      Series 1996B                                                                    5.63     11/15/2012        10,434
    6,300      Series 2002A (INS)                                                              5.00     11/01/2011         6,801
    3,650      Series 2002A (INS)                                                              5.25     11/01/2014         4,045
    9,835    Philadelphia IDA RB, Series 1998A
               (LOC - Wachovia Bank, N.A.)                                                     5.15      3/01/2019         9,872
             Pittsburgh GO,
    1,500      Series 2005A (INS)                                                              5.00      9/01/2017         1,611
    1,250      Series 2005A (INS)                                                              5.00      9/01/2018         1,337

             PUERTO RICO (2.4%)
             Commonwealth GO,
    6,000      Series 2003A (INS)                                                              5.50      7/01/2017         6,913
    6,000      Series 2003A (INS)                                                              5.50      7/01/2018         6,941
             Electric Power Auth. RB,
   12,000      Series 2002KK (INS)                                                             5.50      7/01/2016        13,769
    5,000      Series S                                                                        7.00      7/01/2006         5,146
   10,000    Government Development Bank CP                                                    3.55      1/26/2006        10,005
             Highway and Transportation Auth. RB,
    1,000      Series G (INS)                                                                  5.25      7/01/2019         1,096
    1,000      Series G (INS)                                                                  5.25      7/01/2020         1,096
   22,200    Housing Bank and Finance Agency RB                                                7.50     12/01/2006        23,024

             RHODE ISLAND (1.0%)
             Economic Development Corp. RB,
    3,000      Series A (INS)                                                                  5.00      6/15/2014         3,253
    3,500      Series A (INS)                                                                  5.00      6/15/2015         3,778
             Health and Educational Building Corp. RB,
    3,385      Series 1996 (INS)                                                               5.50      5/15/2012         3,567
    7,600      Series 1996 (INS)                                                               5.50      5/15/2016         8,001
    4,345      Series 1999A (LOC - Allied Irish Banks plc)                                     5.88     11/15/2014         4,653
    2,115    Housing and Mortgage Finance Corp. Bond,
               Series 37-A                                                                     5.13      4/01/2017         2,190
    3,260    Housing and Mortgage Finance Corp. MFH RB,
               Series 1995A (INS)                                                              5.70      7/01/2007         3,332

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (1.0%)
  $10,000    Berkeley County PCRB, Series 2003                                                 4.88%    10/01/2014    $   10,513
    2,890    Columbia RB, Series 2005 (INS)                                                    5.00      2/01/2023         3,063
             Georgetown County Environmental
               Improvement RB,
    4,250      Series 2000A                                                                    5.95      3/15/2014         4,725
    5,000      Series 2002A                                                                    5.70      4/01/2014         5,437
    3,000    Marion County Hospital District RB,
               Series 1995 (INS)                                                               5.50     11/01/2015         3,066

             SOUTH DAKOTA (0.4%)
             Housing Development Auth. Bond,
    4,000      Series 2001D                                                                    5.25      5/01/2017         4,180
    6,305      Series 2002A (INS)                                                              5.15     11/01/2020         6,563

             TENNESSEE (0.5%)
    3,000    Knox County Health, Educational, and Housing
               Facilities RB, Series 1996 (INS)                                                5.50      4/15/2011         3,130
    1,000    Nashville and Davidson County Health
               and Educational Facilities RB,
               Series 1998 (INS)                                                               5.10      8/01/2019         1,031
      745    Shelby County Health Educational &
               Hospital RB (PRE)                                                               6.00      9/01/2016           856
    1,255    Shelby County Health Educational &
               Hospital RB (PRE)                                                               6.00      9/01/2016         1,441
      935    Shelby County Health Educational &
               Hospital RB (PRE)                                                               6.25      9/01/2018         1,088
    1,565    Shelby County Health Educational &
               Hospital RB (PRE)                                                               6.25      9/01/2018         1,822
    3,500    Springfield Health and Educational
               Facilities Hospital RB, Series 1998                                             5.25      8/01/2018         3,530

             TEXAS (13.7%)
    1,960    Alamo Community College District RB,
               Series 2001 (INS)                                                               5.00     11/01/2020         2,072
      710    Austin Airport System Prior Lien RB,
               Series 2003 (INS)                                                               5.25     11/15/2018           767
    5,410    Austin Higher Education Auth. RB, Series 1998                                     5.13      8/01/2016         5,504
             Austin RB,
    1,190      Series 2005 (INS)                                                               5.00     11/15/2023         1,255
    2,300      Series 2005 (INS)                                                               5.00     11/15/2024         2,422

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 5,610    Austin Utility Systems Subordinate Lien RB,
               Series 1998A (INS)                                                              5.15%(a)  5/15/2017    $    3,375
             Bastrop ISD GO,
    1,855      Series 1997 (NBGA)                                                              5.55(a)   2/15/2014         1,312
    3,030      Series 1997 (NBGA)                                                              5.55(a)   2/15/2015         2,035
    3,055      Series 1997 (NBGA)                                                              5.60(a)   2/15/2016         1,951
    3,155      Series 1997 (NBGA)                                                              5.60(a)   2/15/2017         1,914
   12,000    Bexar County Health Facilities Development
               Corp. RB, Series 1993 (ETM)(INS)                                                5.88     11/15/2010        12,326
   32,925    Brazos River Auth. RB, Series 1999A                                               5.38      4/01/2019        34,196
    5,365    Cass County IDC PCRB, Series 1997B                                                5.35      4/01/2012         5,727
             Central Regional Mobility Auth. RB,
    2,680      Series 2005, 4.55%, 1/01/2014 (INS)                                             4.55(b)   1/01/2020         1,808
    3,445      Series 2005, 4.60%, 1/01/2014 (INS)                                             4.60(b)   1/01/2021         2,311
    9,065    Clint ISD Public Facility Corp. RB,
               Series 1999 (PRE)                                                               7.00      5/01/2019        10,047
    3,315    Comal ISD RB, Series 2005 (NBGA)                                                  5.00      2/01/2021         3,487
             Corpus Christi Utility Systems RB,
    4,720      Series 2005 (INS)(e)                                                            5.00      7/15/2023         4,980
    4,955      Series 2005 (INS)(e)                                                            5.00      7/15/2024         5,216
    2,605      Series 2005 (INS)(e)                                                            5.00      7/15/2025         2,736
   10,410    Dallas Area Rapid Transit Senior Lien RB,
               Series 2001 (INS)(f)                                                            5.00     12/01/2018        11,065
    5,000    Dallas ISD GO, Series 2004A (NBGA)                                                5.00      8/15/2022         5,265
    7,840    Duncanville ISD GO, Series 2005 (NBGA)(e)                                         5.00      2/15/2023         8,244
             Edgewood ISD GO,
    1,450      Series 2001 (NBGA)                                                              4.90      8/15/2018         1,517
    1,520      Series 2001 (NBGA)                                                              4.88      8/15/2019         1,585
    1,595      Series 2001 (NBGA)                                                              5.00      8/15/2020         1,684
    1,675      Series 2001 (NBGA)                                                              5.00      8/15/2021         1,763
             Fort Worth Higher Education Finance Corp. RB,
      515      Series 1997A                                                                    5.50     10/01/2006           520
      545      Series 1997A                                                                    5.50     10/01/2007           555
      575      Series 1997A                                                                    5.63     10/01/2008           586
    6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)                                          5.00      2/15/2018         6,974
             Garland ISD GO,
    3,225      Series 2005 (NBGA)                                                              5.00      2/15/2022         3,399
    5,000      Series 2005 (NBGA)                                                              5.00      2/15/2023         5,257
    5,525      Series 2005 (NBGA)                                                              5.00      2/15/2024         5,801
    6,200    Gulf Coast Waste Disposal Auth. RB,
               Series 1994                                                                     5.70      5/01/2006         6,286
    5,855    Harris County GO, Series 2004B                                                    5.00     10/01/2020         6,210

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 2,070    Harrison County Health Facilities
               Development Corp. RB, Series 1998 (INS)                                         5.50%     1/01/2018    $    2,142
    1,895    Hidalgo County Health Services Corp. RB                                           4.75      8/15/2017         1,869
      350    Hidalgo County Health Services Corp. RB                                           5.00      8/15/2019           354
             Houston ISD Public Facility Corp. RB (MLO),
    3,635      Series 1998A (INS)                                                              5.35(a)   9/15/2015         2,373
    2,635      Series 1998A (INS)                                                              5.38(a)   9/15/2016         1,636
    3,885      Series 1998A (INS)                                                              5.40(a)   9/15/2017         2,290
    4,955      Series 1998B (INS)                                                              5.35(a)   9/15/2015         3,235
    6,955      Series 1998B (INS)                                                              5.38(a)   9/15/2016         4,317
    3,000    Houston Public Improvement GO,
               Series 2003A-1 (INS)                                                            5.00      3/01/2019         3,183
    4,400    Jefferson County Health Facilities RB,
               Series 2001 (INS)                                                               5.20      8/15/2021         4,649
             Judson ISD GO,
    2,200      Series 2005B (INS)                                                              5.00      2/01/2023         2,303
    1,500      Series 2005B (INS)                                                              5.00      2/01/2024         1,568
    2,830    Katy ISD GO, Series 2005B (NBGA)                                                  5.00      2/15/2023         2,976
             Laredo ISD Public Limited GO,
      480      Series 1998A                                                                    5.06      2/01/2006           483
      505      Series 1998A                                                                    5.06      2/01/2007           515
      530      Series 1998A                                                                    5.06      2/01/2008           548
    3,830    Lewisville RB, Series 1998 (INS)                                                  5.38      9/01/2015         4,066
    3,480    Marlin ISD Public Facility Corp. RB (MLO),
               Series 1998 (acquired 7/22/1998;
               cost $3,537)(c)                                                                 5.85      2/15/2018         3,630
   10,000    Midlothian Development Auth. Tax
               Increment RB, Series 2004                                                       6.00     11/15/2024        10,073
             Northside ISD GO,
    5,300      Series 2001 (NBGA)                                                              5.00      2/15/2017         5,627
    5,420      Series 2001 (NBGA)                                                              5.00      2/15/2018         5,745
             Northwest ISD GO,
    2,965      Series 2005 (NBGA)                                                              5.00      8/15/2023         3,124
    3,110      Series 2005 (NBGA)                                                              5.00      8/15/2024         3,272
    1,770      Series 2005 (NBGA)                                                              5.00      8/15/2025         1,858
             Nueces River Auth. RB,
    1,220      Series 2005 (INS)                                                               5.00      7/15/2023         1,285
    1,530      Series 2005 (INS)                                                               5.00      7/15/2024         1,609
   17,475    Plano ISD GO, Series 2001 (NBGA)                                                  5.00      2/15/2019        18,511
   19,050    Port of Corpus Christi IDC PCRB, Series 1997B                                     5.40      4/01/2018        19,967

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             San Antonio Electric and Gas System RB,
  $10,000      Series 2002 (PRE)                                                               5.38%     2/01/2019    $   10,943
   15,000      Series 2005                                                                     5.00      2/01/2024        15,746
             State Water Financial Assistance Bonds GO,
    1,250      Series 2004C                                                                    5.00      8/01/2015         1,354
    3,320      Series 2004C                                                                    5.00      8/01/2016         3,582
             Tarrant Regional Water District RB,
    7,000      Series 2002 (INS)                                                               5.38      3/01/2016         7,664
    8,000      Series 2002 (INS)                                                               5.25      3/01/2017         8,679
    2,000      Series 2002 (INS)                                                               5.25      3/01/2019         2,163
    2,000      Series 2002 (INS)                                                               5.25      3/01/2020         2,163
    5,240    Texas Tech Univ. RB, Series 2003 (INS)                                            5.25      2/15/2017         5,696
    5,795    Transportation Commission GO,
               Series 2005-A (NBGA)                                                            5.00      4/01/2025         6,111
             Tyler Health Facilities Development Corp.
               Hospital RB,
    3,555      Series 1993B                                                                    6.63     11/01/2011         3,559
    3,895      Series 2003                                                                     5.25      7/01/2011         4,145
    2,125      Series 2003                                                                     5.25      7/01/2012         2,268
    1,500      Series 2003                                                                     5.25      7/01/2013         1,599
             Univ. of Texas Board of Regents RB,
    4,500      Series 2001B (PRE)                                                              5.38      8/15/2017         4,966
    7,000      Series 2002B (PRE)(NBGA)                                                        5.25      7/01/2018         7,680
    5,970    Williamson County GO (INS)                                                        5.13      2/15/2022         6,425
             Wylie ISD GO,
    1,385      Series 2001 (NBGA)                                                              5.00(a)   8/15/2014           958
    1,690      Series 2001 (NBGA)                                                              5.10(a)   8/15/2015         1,113

             UTAH (0.3%)
      145    Housing Finance Agency RB, Series 1985B                                           5.30      7/01/2007           146
             Intermountain Power Agency RB,
    4,410      Series 1987A (ETM)(INS)                                                         5.00      7/01/2012         4,418
    4,000      Series 1997B (INS)                                                              5.75      7/01/2019         4,244

             VERMONT (0.1%)
    3,000    Educational and Health Buildings
               Financing Agency RB, Series 1998                                                5.50      7/01/2018         3,104

             VIRGINIA (1.7%)
   18,665    Chesapeake Port Facility IDA RB, Series 2004                                      3.90      3/01/2013        18,405

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             Public School Auth. Financing Bonds,
  $10,000      Series 1999A (PRE)                                                              5.13%     8/01/2019    $   10,789
    5,510      Series 2000B                                                                    5.00      8/01/2017         5,897
    5,000    Richmond Convention Center Auth. RB,
               Series 2000 (PRE)                                                               6.13      6/15/2020         5,642
             State Housing Development Auth. RB,
    1,700      Series 2002Z                                                                    4.25      1/01/2016         1,706
    1,735      Series 2002Z                                                                    4.25      7/01/2016         1,742
    1,775      Series 2002Z                                                                    4.35      1/01/2017         1,787
    1,810      Series 2002Z                                                                    4.35      7/01/2017         1,823

             WASHINGTON (1.1%)
    8,650    Central Puget Sound Regional Transit Auth. RB,
               Series 2005A (INS)                                                              5.00     11/01/2024         9,118
             Health Care Facilities Auth. RB,
    3,255      Series 1997A (INS)                                                              5.13      8/15/2017         3,409
    2,500      Series 1998 (INS)                                                               5.25      8/15/2017         2,600
    2,500      Series 1998 (INS)                                                               5.30      8/15/2018         2,601
    6,185    Higher Education Facilities Auth. RB,
               Series 1998                                                                     5.20     10/01/2017         6,389
    2,000    Housing Finance Commission RB,
               Series 1999 (INS)                                                               5.88      7/01/2019         2,160
    5,000    King County Housing Auth. RB,
               Series 1998A (INS)                                                              5.20      7/01/2018         5,049

             WEST VIRGINIA (0.2%)
             School Building Auth. RB,
    2,690      Series 2004 (INS)                                                               5.25      1/01/2014         2,981
    1,615      Series 2004 (INS)                                                               5.25      7/01/2014         1,796

             WISCONSIN (1.1%)
             Central Brown County Water Auth. RB,
    5,000      Series 2005 (INS)                                                               5.00     12/01/2022         5,304
    2,000      Series 2005 (INS)                                                               5.00     12/01/2023         2,117
    1,420    Green Bay Water Systems RB,
               Series 2004 (INS)                                                               5.00     11/01/2021         1,508
             Health and Educational Facilities Auth. RB,
    4,130      Series 1995A
               (Waukesha Memorial Hospital) (INS)                                              5.25      8/15/2012         4,285
    5,000      Series 1998A (Wausau Hospital) (INS)                                            5.13      8/15/2020         5,257
    5,540    Housing and Economic Development Auth. RB,
               Series 2002G                                                                    4.85      9/01/2017         5,695

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  $ 1,345    Kaukauna Area School District GO,
               Series 2001 (INS)                                                               4.85%     3/01/2017    $    1,417
    5,000    State GO, Series 2004-4 (INS)                                                     5.00      5/01/2017         5,373
                                                                                                                      ----------
             Total fixed-rate instruments (cost: $2,293,117)                                                           2,382,988
                                                                                                                      ----------

             PUT BONDS (11.3%)

             ARIZONA (0.3%)
    8,000    Maricopa County PCRB, Series 2003A                                                4.00      1/01/2038         7,998

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth. RB,
               Series 2004I                                                                    4.95      7/01/2026         3,146
             Statewide Communities Development Auth. RB,
    7,500      Series 1998A(d)                                                                 5.25      5/15/2025         7,782
    8,270      Series 2002E (Kaiser Permanente)                                                4.70     11/01/2036         8,617

             DISTRICT OF COLUMBIA (0.1%)
    3,500    MedStar Univ. Hospital RB, Series 2001C (PRE)                                     6.80      8/15/2031         3,551

             FLORIDA (1.2%)
   12,240    Coral Gables Health Facilities Auth. Hospital RB,
               Series 2004 (INS)                                                               5.00      8/15/2034        13,062
             Housing Finance Agency MFH RB,
    3,850      Series 1996R-1 (INS)                                                            5.65     12/01/2026         3,866
    4,225      Series 1996S-1 (INS)                                                            5.65     12/01/2026         4,242
    5,000    Miami Dade County School Board COP,
               Series 2003B (INS)                                                              5.00      5/01/2031         5,353
    5,000    Palm Beach County Public Improvement RB,
               Series 2004 (INS)                                                               5.00     11/01/2030         5,319

             GEORGIA (0.3%)
    8,775    De Kalb County Housing Auth. MFH RB,
               Series 2001                                                                     4.70     10/01/2031         8,909

             ILLINOIS (1.8%)
   15,000    Chicago Gas Supply RB, Series 2000B                                               4.75      3/01/2030        15,526
             Educational Facilities Auth. RB,
   10,000      Series 2000A (Art Institute Chicago)                                            4.45      3/01/2034        10,139
    7,500      Series 2002 (Field Museum)                                                      4.75     11/01/2036         7,685
    1,900      Series 2002 (Field Museum)                                                      3.90     11/01/2036         1,910
   13,320    Hoffman Estates MFH RB, Series 1996(f)                                            5.75      6/01/2021        13,350

38

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             MICHIGAN (1.5%)
  $15,000    Monroe County EDC RB, Series 1992CC (INS)                                         4.65%    10/01/2024    $   15,738
   13,500    State COP (MLO), Series 2004A (INS)                                               5.00      9/01/2031        14,392
   10,550    Strategic Fund PCRB, Series 1995CC (INS)                                          4.85      9/01/2030        11,106

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                                                  5.00     10/01/2032         5,242

             NEW MEXICO (0.1%)
    3,320    Bernalillo County MFH RB,
               Series 1995 (Sunchase Apts.) (INS)                                              4.60     11/01/2025         3,324

             NEW YORK (2.8%)
   13,750    Dormitory Auth. RB, Series 2002B                                                  5.25     11/15/2023        14,935
   15,000    Dormitory Auth. RB, State Univ., Series 2003B                                     5.25      7/01/2032        16,517
    8,500    Hempstead Town IDA RB, Series 2001                                                5.00     12/01/2019         8,878
   34,475    Urban Development Corp. RB, Series 2002A                                          5.50      1/01/2017        37,454

             PENNSYLVANIA (0.3%)
             Philadelphia IDA RB,
    5,000      Series 1997A                                                                    6.50     10/01/2027         5,150
    4,000      Series 1997B                                                                    6.50     10/01/2027         4,120

             PUERTO RICO (0.4%)
   11,000    Commonwealth GO, Series 2004A                                                     5.00      7/01/2030        11,601

             TENNESSEE (0.1%)
    2,100    Knox County Health, Educational, and Housing
               Facilities MFH RB, Series 2001 (NBGA)                                           4.90      6/01/2031         2,155

             TEXAS (0.7%)
    3,510    Beaumont MFH Finance Corp. RB,
               Series 2001 (NBGA)                                                              4.70     12/15/2031         3,600
    6,000    Brazos River Auth. PCRB, Series D                                                 5.40     10/01/2029         6,450
    5,250    Gateway Public Facility Corp. RB,
               Series 2004 (NBGA)                                                              4.55      7/01/2034         5,375
    3,780    Montgomery County Housing Finance Corp.
               MFH RB, Series 2001 (NBGA)                                                      4.85      6/01/2031         3,795

             WISCONSIN (0.3%)
    9,000    Madison IDRB, Series 2002B                                                        4.88     10/01/2027         9,473

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             WYOMING (0.5%)
  $15,000    Sweetwater County PCRB                                                            3.90%    12/01/2014    $   14,559
                                                                                                                      ----------
             Total put bonds (cost: $308,830)                                                                            314,319
                                                                                                                      ----------

             PERIODIC AUCTION RESET BONDS (1.2%)

             CALIFORNIA (0.8%)
   23,350    Statewide Communities Development Auth. COP,
               SAVRS, Series 1998 (INS)                                                        4.25     12/01/2028        23,350

             FLORIDA (0.3%)
    5,000    Brevard County Health Facilities Auth. RB,
               SAVRS, Series 1998 (INS)                                                        4.35     12/01/2028         5,000
    3,000    Volusia County IDA RB, SAVRS,
               Series 1998 (INS)                                                               4.35     12/01/2028         3,000

             INDIANA (0.0%)(g)
      350    Clarksville RB, SAVRS, Series 1998 (INS)                                          4.10     12/01/2025           350

             KENTUCKY (0.1%)
    2,000    Economic Development Finance Auth. RB,
               SAVRS, Series 1998 (INS)                                                        4.35     12/01/2028         2,000
                                                                                                                      ----------
             Total periodic auction reset bonds (cost: $33,700)                                                           33,700
                                                                                                                      ----------
             VARIABLE-RATE DEMAND NOTES (1.7%)

             ALABAMA (0.3%)
    7,400    McIntosh IDRB, Series 1998D                                                       3.10      7/01/2028         7,400

             CALIFORNIA (0.1%)
    1,000    State Economic Recovery RB,
               Series 2004C-7 (LOC - BNP Paribas)                                              2.78      7/01/2023         1,000
    1,200    State GO, Series 2004B-2 (LOC - Citibank,
               N.A., National Australia Bank Ltd.,
               State Street Bank & Trust Co.)                                                  2.78      5/01/2034         1,200

             COLORADO (0.1%)
             Colorado Springs RB,
    1,915      Series 2003 (LOC - Wells Fargo Bank, N.A.)                                      2.76      3/15/2023         1,915
      900      Series 2003                                                                     2.75      6/01/2023           900
    1,550    Health Facilities Auth. RB, Series 2003
               (LOC - Wells Fargo Bank, N.A.)                                                  2.76     12/01/2020         1,550

40

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                    COUPON          FINAL        MARKET
   AMOUNT    SECURITY                                                                          RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------------
             ILLINOIS (0.1%)
  $ 2,595    St. Clair County Industrial Building RB,
               Series 1994 (NBGA)                                                              2.75%     8/20/2032    $    2,595

             IOWA (0.1%)
    3,100    Higher Education Loan Auth. RB,
               Series 2000 (LOC - La Salle
               National Bank, N.A.)                                                            2.80     11/01/2030         3,100

             KANSAS (0.0%)(g)
      500    Mission MFH RB, Series 1996 (NBGA)                                                2.76      9/15/2026           500

             LOUISIANA (0.2%)
    4,500    East Baton Rouge Parish PCRB, Series 1993                                         2.79      3/01/2022         4,500

             MISSOURI (0.6%)
   16,400    St. Charles County IDA RB,
               Series 1994 (NBGA)                                                              2.75      7/15/2032        16,400

             PENNSYLVANIA (0.2%)
    5,700    Montgomery County IDA RB,
               Series 2002 (LIQ)(INS)                                                          2.85     11/15/2029         5,700

             TEXAS (0.0%)(g)
    1,000    Harris County Health Facilities Development
               Corp. RB, Series 2005B                                                          2.81     12/01/2032         1,000

             VIRGINIA (0.0%)(g)
      670    Alexandria IDA RB,
               Series 2005 (LOC - Wachovia Bank, N.A.)                                         2.80     10/01/2035           670
                                                                                                                      ----------
             Total variable-rate demand notes (cost: $48,430)                                                             48,430
                                                                                                                      ----------

             TOTAL INVESTMENTS (COST: $2,684,077)                                                                     $2,779,437
                                                                                                                      ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

         (c) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors. The aggregate market value of this security at September 30, 2005, was $3,630,000, which represented 0.1% of the Fund's net assets.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (e) At September 30, 2005, the aggregate market value of securities purchased on a delayed-delivery basis was $25,242,000, which included when-issued securities of $16,998,000.

         (f) At September 30, 2005, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

         (g)  Represents less than 0.1% of net assets.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $2,684,077)           $2,779,437
   Cash                                                                                          3
   Receivables:
      Capital shares sold                                                                    1,104
      Interest                                                                              36,184
                                                                                        ----------
         Total assets                                                                    2,816,728
                                                                                        ----------
LIABILITIES
   Payables:
      Securities purchased (when-issued of $17,108)                                         25,459
      Capital shares redeemed                                                                  841
      Dividends on capital shares                                                            2,640
   Accrued management fees                                                                     773
   Accrued transfer agent's fees                                                                 5
   Other accrued expenses and payables                                                          52
                                                                                        ----------
         Total liabilities                                                                  29,770
                                                                                        ----------
            Net assets applicable to capital shares outstanding                         $2,786,958
                                                                                        ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                      $2,686,970
   Accumulated net realized gain on investments                                              4,628
   Net unrealized appreciation of investments                                               95,360
                                                                                        ----------
            Net assets applicable to capital shares outstanding                         $2,786,958
                                                                                        ==========
   Capital shares outstanding                                                              210,665
                                                                                        ==========
   Authorized shares of $.01 par value                                                     302,000
                                                                                        ==========
   Net asset value, redemption price, and offering price per share                      $    13.23
                                                                                        ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                                      $64,790
                                                                                        -------
EXPENSES

   Management fees                                                                        4,621
   Administration and servicing fees                                                      2,077
   Transfer agent's fees                                                                    536
   Custody and accounting fees                                                              220
   Postage                                                                                   54
   Shareholder reporting fees                                                                18
   Directors' fees                                                                            4
   Registration fees                                                                         28
   Professional fees                                                                         49
   Other                                                                                     30
                                                                                        -------
      Total expenses                                                                      7,637
   Expenses paid indirectly                                                                 (26)
                                                                                        -------
      Net expenses                                                                        7,611
                                                                                        -------
NET INVESTMENT INCOME                                                                    57,179
                                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                      2,975
   Change in net unrealized appreciation/depreciation                                    10,772
                                                                                        -------
      Net realized and unrealized gain                                                   13,747
                                                                                        -------
   Increase in net assets resulting from operations                                     $70,926
                                                                                        =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INTERMEDIATE-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2005

                                                                     9/30/2005      3/31/2005
                                                                    -------------------------
FROM OPERATIONS
   Net investment income                                            $   57,179     $  112,475
   Net realized gain on investments                                      2,975          2,988
   Change in net unrealized appreciation/depreciation
      of investments                                                    10,772        (52,182)
                                                                    -------------------------
      Increase in net assets resulting from operations                  70,926         63,281
                                                                    -------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (57,182)      (112,472)
   Net realized gains                                                        -         (4,153)
                                                                    -------------------------
      Distributions to shareholders                                    (57,182)      (116,625)
                                                                    -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                           176,878        350,971
   Dividend reinvestments                                               41,378         85,379
   Cost of shares redeemed                                            (141,823)      (328,917)
                                                                    -------------------------
      Increase in net assets from
         capital share transactions                                     76,433        107,433
                                                                    -------------------------
   Net increase in net assets                                           90,177         54,089

NET ASSETS
   Beginning of period                                               2,696,781      2,642,692
                                                                    -------------------------
   End of period                                                    $2,786,958     $2,696,781
                                                                    =========================
Accumulated undistributed net investment income:
   End of period                                                    $        -     $        3
                                                                    =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                          13,288         26,426
   Shares issued for dividends reinvested                                3,106          6,441
   Shares redeemed                                                     (10,661)       (24,867)
                                                                    -------------------------
      Increase in shares outstanding                                     5,733          8,000
                                                                    =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                3. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                   by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS
                - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2005, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $25,459,000, which included when-issued securities of $17,108,000.

             E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $26,000.

             F. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

             G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.
         Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2005, the Fund paid CAPCO facility fees of $4,000, which represents 9.0% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2006, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2005, were $292,000,000 and $229,381,000, respectively.

         As of September 30, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2005, were $99,612,000 and $4,252,000, respectively, resulting in net unrealized appreciation of $95,360,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Intermediate Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                     ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                       AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------------
+/- 0.20% to 0.50%                         +/- 0.04%
+/- 0.51% to 1.00%                         +/- 0.05%
+/- 1.01% and greater                      +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the six-month period ended September 30, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $4,621,000, which included a performance adjustment of $744,000 that increased the effective base management fee of 0.28% by 0.05%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended September 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,077,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

                certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2005, the Fund reimbursed the Manager $29,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $536,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 2005, the Association and its affiliates owned 2,288,000 shares (1.1%) of the Fund.

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

52

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred:

                                                                              NET REALIZED
                                                                 COST TO        GAIN TO
        SELLER                         PURCHASER                PURCHASER        SELLER
------------------------------------------------------------------------------------------
USAA New York Bond Fund        USAA Intermediate-Term Fund      $1,080,000       $38,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                            SIX-MONTH
                                          PERIOD ENDED
                                          SEPTEMBER 30,                             YEAR ENDED MARCH 31,
                                          ----------------------------------------------------------------------------------------
                                                2005             2005            2004           2003           2002           2001
                                          ----------------------------------------------------------------------------------------
Net asset value at beginning
   of period                              $    13.16       $    13.42      $    13.34     $    12.93     $    13.09     $    12.58
                                          ----------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                         .28              .57             .61            .64            .67            .69
   Net realized and unrealized
      gain (loss)                                .07             (.24)            .08            .41           (.16)           .51
                                          ----------------------------------------------------------------------------------------
Total from investment operations                 .35              .33             .69           1.05            .51           1.20
                                          ----------------------------------------------------------------------------------------
Less distributions:
   From net investment income                   (.28)            (.57)           (.61)          (.64)          (.67)          (.69)
   From realized capital gains                     -             (.02)              -              -              -              -
                                          ----------------------------------------------------------------------------------------
   Total distributions                          (.28)            (.59)           (.61)          (.64)          (.67)          (.69)
                                          ----------------------------------------------------------------------------------------
Net asset value at end of period          $    13.23       $    13.16      $    13.42     $    13.34     $    12.93     $    13.09
                                          ========================================================================================
Total return (%)*                               2.63             2.51            5.32           8.29           3.90           9.83
Net assets at end of period (000)         $2,786,958       $2,696,781      $2,642,692     $2,627,291     $2,433,955     $2,310,809
Ratio of expenses to
   average net assets (%)**(b)                   .55(a)           .55             .51            .49            .46            .36
Ratio of net investment income to
   average net assets (%)**                     4.13(a)          4.28            4.58           4.86           5.06           5.41
Portfolio turnover (%)                          8.55            20.83           23.27          14.91          12.97           9.41

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended September 30, 2005, average net assets were $2,762,188,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                (.00%)(+)        (.00%)(+)       (.00%)(+)      (.00%)(+)      (.01%)            -

    (+) Represents less than 0.01% of average net assets.

54

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2005, through September 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                                EXPENSES PAID
                                                BEGINNING               ENDING                  DURING PERIOD*
                                              ACCOUNT VALUE           ACCOUNT VALUE             APRIL 1, 2005 -
                                              APRIL 1, 2005        SEPTEMBER 30, 2005         SEPTEMBER 30, 2005
                                              ------------------------------------------------------------------
Actual                                          $1,000.00              $1,026.30                    $2.79
Hypothetical (5% return before expenses)         1,000.00               1,022.31                     2.79

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.63% for the six-month period of April 1, 2005, through September 30, 2005.

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

          In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

          At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

          After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

          NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

          The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

          The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

          EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

          In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2004.

          COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information

60

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

          ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

          CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
          (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA INTERMEDIATE-TERM FUND
SEPTEMBER 30, 2005 (UNAUDITED)

          Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

62

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
               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank & Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39594-1105                                 (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 22, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 28, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 22, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.